Income Taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	€ (105.5)	€ (71.5)
Gross increases – tax positions in prior period	(1.3)	0.0
Gross decreases – tax positions in prior period	3.4	3.1
Gross increases – tax positions in current period	(19.8)	(7.8)
Unrecognized Tax Benefits, Increase Resulting from Acquisition	0.0	(42.4)
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	2.1
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	2.4	14.6
Effect of changes in exchange rates		(1.5)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	4.8
Total liability for unrecognized tax benefits	€ (113.9)	€ (105.5)